Victory 500 Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Victory US Large Cap 500 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.91%	14.23%	15.08%
Member Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.66%	13.94%	14.73%
Member Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.52%	13.00%	13.82%
Member Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.24%	11.01%	12.15%
Reward Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.74%	14.04%	14.84%

[1]	Effective December 1, 2023, VettaFi, LLC was approved to administer, calculate, and publish the Victory US Large Cap 500 Index, the index that the Fund seeks to track. The returns shown reflect those of the benchmark administered, calculated, and published by Wilshire Associates Incorporated, through November 30, 2023, and those of the benchmark administered, calculated, and published by VettaFi, LLC from December 1, 2023, onward. The methodology for calculating benchmark returns is substantially the same with the new benchmark provider.
[2]	Excludes $10 account maintenance fee, which is waived for accounts over $10,000 or more.